Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share, to be issued under the Helmerich & Payne, Inc. 2024 Amended and Restated Omnibus Incentive Plan (the "2024 Plan")
Amount Registered | shares	2,900,000
Proposed Maximum Offering Price per Unit	39.99
Maximum Aggregate Offering Price	$ 115,971,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,015.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock, par value $0.10 per share ("Common Stock") of Helmerich & Payne, Inc. in respect of the securities identified in the above table that may become issuable through the 2024 Plan as a result of any stock dividend, stock split, recapitalization or other similar transactions. The "Proposed Maximum Offering Price Per Share" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and are based on a price of $39.99 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on May 1, 2026.